Total Equity - Accumulated Other Comprehensive Income (Loss) (Details) - Equity attributable to shareholders of Fairfax - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Pre-tax amount
Currency translation account	$ (405.1)	$ (166.6)
Share of accumulated other comprehensive loss of associates, excluding net gains (losses) on defined benefit plans	(68.2)	(22.0)
Items that may be subsequently reclassified to net earnings	(473.3)	(188.6)
Share of net gains (losses) on defined benefit plans of associates	(78.0)	(30.3)
Net losses on defined benefit plans	(49.2)	(60.9)
Other	(0.8)	0.0
Items that will not be subsequently reclassified to net earnings	(128.0)	(91.2)
Accumulated other comprehensive loss attributable to shareholders of Fairfax	(601.3)	(279.8)
Income tax recovery
Currency translation account	5.7	2.8
Share of accumulated other comprehensive loss of associates, excluding net gains (losses) on defined benefit plans	4.1	0.5
Items that may be subsequently reclassified to net earnings	9.8	3.3
Share of net gains (losses) on defined benefit plans of associates	9.0	3.5
Net losses on defined benefit plans	7.1	8.9
Other	10.1	0.0
Items that will not be subsequently reclassified to net earnings	26.2	12.4
Accumulated other comprehensive loss attributable to shareholders of Fairfax	36.0	15.7
After-tax amount
Currency translation account	(399.4)	(163.8)
Share of accumulated other comprehensive loss of associates, excluding net gains (losses) on defined benefit plans	(64.1)	(21.5)
Items that may be subsequently reclassified to net earnings	(463.5)	(185.3)
Share of net losses on defined benefit plans of associates	(69.0)	(26.8)
Net losses on defined benefit plans	(42.1)	(52.0)
Other	9.3	0.0
Items that will not be subsequently reclassified to net earnings	(101.8)	(78.8)
Accumulated other comprehensive loss attributable to shareholders of Fairfax	$ (565.3)	$ (264.1)